Pay vs Performance Disclosure	3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Dec. 31, 2023	May 09, 2023	Oct. 02, 2023	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Required Tabular Disclosure of Compensation Actually Paid Versus Performance
The following table provides information on executive compensation actually paid (“CAP”) for each person who served as our principal executive officer (“PEO”) and (on average) our non-PEO named executive officers (“non-PEO NEOs”) for 2025, 2024 and 2023, as well as the Company’s Net income (loss).
CAP listed in each column (c) for persons who served as our PEO and column (e) for our non-PEO NEOs below is not equivalent to actual cash compensation or the value of equity compensation awards that vested during the applicable year. CAP includes, among other items, unpaid amounts of equity incentive compensation that may be realizable in future periods upon the satisfaction of certain performance- and/or service-based vesting conditions. The dollar amounts reflected do not fully represent the actual final amount of compensation earned or actually paid to persons who served as our PEO or non-PEO NEOs during the applicable years.
We reward our executive officers with substantial long-term equity incentive awards that are based on a mix of performance- and service-based vesting conditions. As a result, the price per share of our Common Stock was a significant driver of fluctuations in the fair value and ultimate payout under our equity incentive plans, including the Executive Performance Plans, and significantly impacted CAP to Mr. Mattson for 2023-2025 and average CAP to our non-PEO NEOs for 2024-2025. We expect that CAP to Mr. Mattson will continue to be closely tied to variability in the price per share of our Common Stock for so long as the CEO Performance Plan remains outstanding.

Year	Summary Compensation Table Total for PEO (Kenny Dichter)(1)	Summary Compensation Table Total for PEO (Todd Smith)(2)	Summary Compensation Table Total for PEO (George Mattson)(3)	Compensation Actually Paid to PEO (Kenny Dichter)(1)(4)	Compensation Actually Paid to PEO (Todd Smith)(2)(5)	Compensation Actually Paid to PEO (George Mattson)(3)(6)	Average Summary Compensation Table Total for non-PEO NEOs(7)	Average Compensation Actually Paid to non-PEO NEOs(8)	Value of Initial Fixed $100 Investment Based on: Total Shareholder Return(9)	Net Income (Loss) (in millions)(10)
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(h)
2025	$—	$—	$2,074,510	$—	$—	$(58,045,490)	$6,652,133	$4,806,722	$6.37	$(294.2)
2024	$—	$—	$1,567,560	$—	$—	$(109,432,440)	$33,146,179	$9,497,264	$16.02	$(339.6)
2023	$5,612,604	$4,414,756	$148,978,853	$2,305,627	$1,851,971	$223,078,853	$1,512,416	$789,098	$33.30	$(487.4)

(1)	No amounts are shown for 2024 and 2025, because Mr. Dichter ceased to serve as our PEO on May 9, 2023.
(2)
No amounts are shown for 2024 and 2025, because Mr. Smith served interim PEO from May 9, 2023 to October 2, 2023. Amounts for 2024 for Mr. Smith, who after his service as our PEO for a portion of 2023 continued to serve as Chief Financial Officer until September 6, 2024 and was a non-PEO NEO for 2024, are included in the averages reported in columns titled “Average Summary Compensation Table Total for non-PEO NEOs” and “Average Compensation Actually Paid to non-PEO NEOs” for 2024.

(3)	Mr. Mattson has served as our PEO since October 2, 2023.
(4)
The tables below reflect adjustments to total compensation for 2023 to determine CAP for Mr. Dichter calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2025	$—	—	$ —	+	$—	=	$—
2024	$—	—	$ —	+	$—	=	$—
2023	$5,612,604	—	$ —	+	$(3,306,977)	=	$2,305,627

(a)
Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for 2023 for Mr. Dichter, as set forth in the Company’s definitive proxy statement on Schedule 14A filed with the SEC on April 24, 2024 (the “2024 Proxy Statement”).

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$ —	+	$ —	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2024	$ —	+	$ —	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2023	$ —	+	$ —	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)

(5)
The tables below reflect adjustments to total compensation for 2023 to determine CAP for Mr. Smith calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2025	$—	—	$—	+	$—	=	$—
2024	$—	—	$—	+	$—	=	$—
2023	$4,414,756	—	$2,884,410	+	$321,625	=	$1,851,971

(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for 2023 for Mr. Smith, as set forth in the 2024 Proxy Statement.
(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625

(6)
The tables below reflect adjustments to total compensation for 2023-2025 to determine CAP for Mr. Mattson calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts under the CEO Performance Plan that require the satisfaction of both performance- and service-based vesting conditions, if at all, and had not vested as of the end of the applicable year. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under the CEO Performance Plan, if any.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2025	$2,074,510	—	$—	+	$(60,120,000)	=	$(58,045,490)
2024	$1,567,560	—	$—	+	$(111,000,000)	=	$(109,432,440)
2023	$148,978,853	—	$148,400,000	+	$222,500,000	=	$223,078,853

(a)
Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Mattson in this Proxy Statement (2024 and 2025) and the 2024 Proxy Statement (2023).

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Plan, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below for 2023, the Invested Capital Multiple will need to be greater than 6.5x. The CEO Performance Plan will vest, if at all, on or before September 20, 2028, the scheduled maturity date for the Term Loan.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$—	+	$(60,120,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(60,120,000)
2024	$—	+	$(111,000,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(111,000,000)
2023	$222,500,000	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000

(7)
Represents average amounts for the following non-PEO NEOs calculated for the purpose of the Summary Compensation Table: (i) for 2025, John Verkamp (current Chief Financial Officer) and Mark Briffa (current Chief Sales Officer); (ii) for 2024, David Harvey (former Chief Commercial Officer), Mark Briffa (current Chief Sales Officer) and Todd Smith (former Chief Financial Officer); and (iii) for 2023, Mark Briffa (current Chief Sales Officer) and Laura Heltebran (former Chief Legal Officer).

(8)
The tables below reflect adjustments to total compensation for each year to determine CAP for our non-PEO NEOs calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts of equity incentive compensation realizable in future periods. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under the CFO Performance Plan, if any. We expect that CAP to Mr. Verkamp will continue to be closely tied to variability in the price per share of our Common Stock for so long as the CFO Performance Plan remains outstanding.

Year	Average Summary Compensation Table Total ($)		Average Grant Date Fair Value of Awards Granted During Year ($)(a)		Average Fair Value of CAP Calculated Using SEC Methodology ($)(b)		Average CAP Total ($)
2025	$6,652,133	—	$5,211,563	+	$3,366,152	=	$4,806,722
2024	$33,146,179	—	$32,209,949	+	$8,561,034	=	$9,497,264
2023	$1,512,416	—	$528,196	+	$(195,123)	=	$789,098

(a)
Represents the average total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs in this Proxy Statement and the 2024 Proxy Statement.

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2025	$3,613,360	+	$(244,769)	+	$5,174	+	$ —	+	$—	+	$ —	—	$7,612	=	$3,366,152
2024	$8,876,616	+	$(27,254)	+	$(15,126)	+	$ —	+	$—	+	$ —	—	$273,202	=	$8,561,034
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)

(9)
Pursuant to SEC rules, assumes $100 was invested in the Company for the period starting December 31, 2022, through the end of the listed year. Historical stock performance is not necessarily indicative of future stock performance.

(10)
Reflects Net income (loss) attributable to Wheels Up stockholders prepared in accordance with U.S. GAAP as shown in Wheels Up’s consolidated statements of operations for each of the periods reflected in the table as set forth in our 2025 Form 10-K.

Named Executive Officers, Footnote
(1)	No amounts are shown for 2024 and 2025, because Mr. Dichter ceased to serve as our PEO on May 9, 2023.
(2)
No amounts are shown for 2024 and 2025, because Mr. Smith served interim PEO from May 9, 2023 to October 2, 2023. Amounts for 2024 for Mr. Smith, who after his service as our PEO for a portion of 2023 continued to serve as Chief Financial Officer until September 6, 2024 and was a non-PEO NEO for 2024, are included in the averages reported in columns titled “Average Summary Compensation Table Total for non-PEO NEOs” and “Average Compensation Actually Paid to non-PEO NEOs” for 2024.

(3)	Mr. Mattson has served as our PEO since October 2, 2023.
(7)
Represents average amounts for the following non-PEO NEOs calculated for the purpose of the Summary Compensation Table: (i) for 2025, John Verkamp (current Chief Financial Officer) and Mark Briffa (current Chief Sales Officer); (ii) for 2024, David Harvey (former Chief Commercial Officer), Mark Briffa (current Chief Sales Officer) and Todd Smith (former Chief Financial Officer); and (iii) for 2023, Mark Briffa (current Chief Sales Officer) and Laura Heltebran (former Chief Legal Officer).

Adjustment To PEO Compensation, Footnote
(4)
The tables below reflect adjustments to total compensation for 2023 to determine CAP for Mr. Dichter calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2025	$—	—	$ —	+	$—	=	$—
2024	$—	—	$ —	+	$—	=	$—
2023	$5,612,604	—	$ —	+	$(3,306,977)	=	$2,305,627

(a)
Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for 2023 for Mr. Dichter, as set forth in the Company’s definitive proxy statement on Schedule 14A filed with the SEC on April 24, 2024 (the “2024 Proxy Statement”).

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$ —	+	$ —	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2024	$ —	+	$ —	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2023	$ —	+	$ —	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)

(5)
The tables below reflect adjustments to total compensation for 2023 to determine CAP for Mr. Smith calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts of equity incentive compensation that were realizable in future periods.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2025	$—	—	$—	+	$—	=	$—
2024	$—	—	$—	+	$—	=	$—
2023	$4,414,756	—	$2,884,410	+	$321,625	=	$1,851,971

(a)	Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for 2023 for Mr. Smith, as set forth in the 2024 Proxy Statement.
(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625

(6)
The tables below reflect adjustments to total compensation for 2023-2025 to determine CAP for Mr. Mattson calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts under the CEO Performance Plan that require the satisfaction of both performance- and service-based vesting conditions, if at all, and had not vested as of the end of the applicable year. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under the CEO Performance Plan, if any.

Year	Summary Compensation Table Total ($)		Grant Date Fair Value of Awards Granted During Year ($)(a)		Fair Value of CAP Calculated Using SEC Methodology ($)(b)		CAP Total ($)
2025	$2,074,510	—	$—	+	$(60,120,000)	=	$(58,045,490)
2024	$1,567,560	—	$—	+	$(111,000,000)	=	$(109,432,440)
2023	$148,978,853	—	$148,400,000	+	$222,500,000	=	$223,078,853

(a)
Represents the total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for Mr. Mattson in this Proxy Statement (2024 and 2025) and the 2024 Proxy Statement (2023).

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Plan, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below for 2023, the Invested Capital Multiple will need to be greater than 6.5x. The CEO Performance Plan will vest, if at all, on or before September 20, 2028, the scheduled maturity date for the Term Loan.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$—	+	$(60,120,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(60,120,000)
2024	$—	+	$(111,000,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(111,000,000)
2023	$222,500,000	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000

Non-PEO NEO Average Total Compensation Amount				$ 6,652,133	$ 33,146,179	$ 1,512,416
Non-PEO NEO Average Compensation Actually Paid Amount				$ 4,806,722	9,497,264	789,098
Adjustment to Non-PEO NEO Compensation Footnote
(8)
The tables below reflect adjustments to total compensation for each year to determine CAP for our non-PEO NEOs calculated pursuant to applicable SEC rules and include, among other things, unpaid amounts of equity incentive compensation realizable in future periods. The price per share of our Common Stock is a significant driver of fluctuations in the fair value and ultimate payout under the CFO Performance Plan, if any. We expect that CAP to Mr. Verkamp will continue to be closely tied to variability in the price per share of our Common Stock for so long as the CFO Performance Plan remains outstanding.

Year	Average Summary Compensation Table Total ($)		Average Grant Date Fair Value of Awards Granted During Year ($)(a)		Average Fair Value of CAP Calculated Using SEC Methodology ($)(b)		Average CAP Total ($)
2025	$6,652,133	—	$5,211,563	+	$3,366,152	=	$4,806,722
2024	$33,146,179	—	$32,209,949	+	$8,561,034	=	$9,497,264
2023	$1,512,416	—	$528,196	+	$(195,123)	=	$789,098

(a)
Represents the average total of the amounts reported in the “Stock awards” and “Option awards” columns of the Summary Compensation Table for the applicable year for our non-PEO NEOs in this Proxy Statement and the 2024 Proxy Statement.

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2025	$3,613,360	+	$(244,769)	+	$5,174	+	$ —	+	$—	+	$ —	—	$7,612	=	$3,366,152
2024	$8,876,616	+	$(27,254)	+	$(15,126)	+	$ —	+	$—	+	$ —	—	$273,202	=	$8,561,034
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)

Compensation Actually Paid vs. Total Shareholder Return
Relationship Between CAP and Financial Performance Measures
CAP to our PEO in 2025 was relatively higher compared to 2024, but still significantly negative due primarily to the decrease in the year-end fair value of the CEO Performance Plan driven by variability in the price per share of Common Stock as we execute our multi-year business transformation. CAP to our PEO in 2025 was significantly lower compared to 2023 due primarily to the grant of the CEO Performance Plan in 2023 and no grants of equity incentive awards to our PEO in 2025 or 2024, as well as variability in the Common Stock price.
Average CAP to our non-PEO NEOs was relatively lower in 2025 compared to 2024, due primarily to variability in the Common Stock price during 2025 and lower value of the CFO Performance Plan versus a similar performance plan granted to our former Chief Commercial Officer in 2024, but partially offset by higher cash compensation in 2025 for contributions by our non-PEO NEOs to our multi-year business transformation. Average CAP to our non-PEO NEOs was relatively higher in 2025 compared to 2023, due primarily to the grant of the CFO Performance Plan in 2025 and no similar multi-year performance award grants to non-PEO NEOs in 2023, as well as the higher cash compensation noted in the previous sentence.
We used a relative total stockholder return compared to our compensation peer group (“Relative TSR”) measure for certain PSUs granted to Mr. Briffa on February 23, 2023 that were scheduled to vest on December 31, 2025. However, all such PSUs were forfeited based on the level of achievement determined by the Compensation Committee in the first quarter of 2026, which marginally reduced average CAP to our non-PEO NEOs. We discontinued use of Relative TSR after the February 23, 2023 PSU grants and did not use total shareholder return as the basis for any compensation decision or performance metric for the periods covered in the Pay Versus Performance table.
We did not use Net income (loss) as a metric when determining compensation decisions for NEOs in 2023-2025. Our Net income (loss) improved for the fourth straight year due primarily to execution of our multi-year business transformation, including our fleet modernization strategy and cost reduction and efficiency efforts, as well as changes to our commercial offerings to focus on more profitable flying. See the 2025 Form 10-K for more information about these strategic initiatives.

Compensation Actually Paid vs. Net Income
Relationship Between CAP and Financial Performance Measures
CAP to our PEO in 2025 was relatively higher compared to 2024, but still significantly negative due primarily to the decrease in the year-end fair value of the CEO Performance Plan driven by variability in the price per share of Common Stock as we execute our multi-year business transformation. CAP to our PEO in 2025 was significantly lower compared to 2023 due primarily to the grant of the CEO Performance Plan in 2023 and no grants of equity incentive awards to our PEO in 2025 or 2024, as well as variability in the Common Stock price.
Average CAP to our non-PEO NEOs was relatively lower in 2025 compared to 2024, due primarily to variability in the Common Stock price during 2025 and lower value of the CFO Performance Plan versus a similar performance plan granted to our former Chief Commercial Officer in 2024, but partially offset by higher cash compensation in 2025 for contributions by our non-PEO NEOs to our multi-year business transformation. Average CAP to our non-PEO NEOs was relatively higher in 2025 compared to 2023, due primarily to the grant of the CFO Performance Plan in 2025 and no similar multi-year performance award grants to non-PEO NEOs in 2023, as well as the higher cash compensation noted in the previous sentence.
We used a relative total stockholder return compared to our compensation peer group (“Relative TSR”) measure for certain PSUs granted to Mr. Briffa on February 23, 2023 that were scheduled to vest on December 31, 2025. However, all such PSUs were forfeited based on the level of achievement determined by the Compensation Committee in the first quarter of 2026, which marginally reduced average CAP to our non-PEO NEOs. We discontinued use of Relative TSR after the February 23, 2023 PSU grants and did not use total shareholder return as the basis for any compensation decision or performance metric for the periods covered in the Pay Versus Performance table.
We did not use Net income (loss) as a metric when determining compensation decisions for NEOs in 2023-2025. Our Net income (loss) improved for the fourth straight year due primarily to execution of our multi-year business transformation, including our fleet modernization strategy and cost reduction and efficiency efforts, as well as changes to our commercial offerings to focus on more profitable flying. See the 2025 Form 10-K for more information about these strategic initiatives.

Total Shareholder Return Amount				$ 6.37	16.02	33.3
Net Income (Loss)				$ (294,200,000)	$ (339,600,000)	(487,400,000)
PEO Name	Mr. Mattson	Mr. Dichter	Mr. Smith	Mr. Mattson	Mr. Mattson
Equity Awards Adjustments, Footnote
(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$ —	+	$ —	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2024	$ —	+	$ —	+	$—	+	$ —	+	$ —	+	$ —	—	$—	=	$—
2023	$ —	+	$ —	+	$(840,127)	+	$ —	+	$ —	+	$ —	—	$2,466,850	=	$(3,306,977)

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2024	$—	+	$—	+	$—	+	$ —	+	$ —	+	$ —	—	$ —	=	$—
2023	$1,261,112	+	$(469,743)	+	$(469,743)	+	$ —	+	$ —	+	$ —	—	$ —	=	$321,625

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below. For the CEO Performance Plan, if realized, to be fully settled in connection with the Final Determination Date at a level consistent with the estimated fair value required to be included in CAP as calculated pursuant to applicable SEC rules in the “Year End Fair Value of Current Year Awards Outstanding and Unvested as of Year End” column below for 2023, the Invested Capital Multiple will need to be greater than 6.5x. The CEO Performance Plan will vest, if at all, on or before September 20, 2028, the scheduled maturity date for the Term Loan.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During the Current Year ($)		Fair Value of Equity for CAP ($)
2025	$—	+	$(60,120,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(60,120,000)
2024	$—	+	$(111,000,000)	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$(111,000,000)
2023	$222,500,000	+	$—	+	$ —	+	$ —	+	$ —	+	$ —	—	$ —	=	$222,500,000

(b)
Unlike the Summary Compensation Table, which requires us to provide the grant date fair value of equity awards granted during the applicable year, the CAP table above requires us to use a different calculation for the fair value of equity as set forth in the applicable SEC rules and summarized in the table below.

Year	Year-End Fair Value of Current Year Awards Outstanding and Unvested as of Year-End ($)		Change in Fair Value as of Year-End for Prior Year Awards Outstanding and Unvested as of Year- End ($)		Change in Fair Value as of Vesting Date for Prior Year Awards that Vested During the Year ($)		Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) ($)		Fair Value as of Vesting Date for Current Year Awards that Vested During the Year ($)		Value as of Vesting Date for Dividend Equivalents that Vested During the Year ($)		Fair Value as of Prior Year-End for Prior Year Awards Forfeited During The Current Year ($)		Fair Value of Equity for CAP ($)
2025	$3,613,360	+	$(244,769)	+	$5,174	+	$ —	+	$—	+	$ —	—	$7,612	=	$3,366,152
2024	$8,876,616	+	$(27,254)	+	$(15,126)	+	$ —	+	$—	+	$ —	—	$273,202	=	$8,561,034
2023	$155,318	+	$(192,700)	+	$(157,741)	+	$ —	+	$—	+	$ —	—	$—	=	$(195,123)

Kenny Dichter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 0	$ 0	5,612,604
PEO Actually Paid Compensation Amount				0	0	2,305,627
Todd Smith [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	0	4,414,756
PEO Actually Paid Compensation Amount				0	0	1,851,971
George Mattson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,074,510	1,567,560	148,978,853
PEO Actually Paid Compensation Amount				(58,045,490)	(109,432,440)	223,078,853
PEO [Member] | Kenny Dichter [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(3,306,977)
PEO [Member] | Kenny Dichter [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(840,127)
PEO [Member] | Kenny Dichter [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(2,466,850)
PEO [Member] | Kenny Dichter [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Kenny Dichter [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(2,884,410)
PEO [Member] | Todd Smith [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	321,625
PEO [Member] | Todd Smith [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	1,261,112
PEO [Member] | Todd Smith [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(469,743)
PEO [Member] | Todd Smith [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	(469,743)
PEO [Member] | Todd Smith [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | Todd Smith [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	0	0
PEO [Member] | George Mattson [Member]
Pay vs Performance Disclosure
Minimum Investor Multiplier Applied on Invested Capital for Performance Awards				6.5
PEO [Member] | George Mattson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	0	(148,400,000)
PEO [Member] | George Mattson [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(60,120,000)	(111,000,000)	222,500,000
PEO [Member] | George Mattson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	222,500,000
PEO [Member] | George Mattson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(60,120,000)	(111,000,000)	0
PEO [Member] | George Mattson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
PEO [Member] | George Mattson [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(5,211,563)	(32,209,949)	(528,196)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,366,152	8,561,034	(195,123)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				3,613,360	8,876,616	155,318
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(244,769)	(27,254)	(192,700)
Non-PEO NEO [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				5,174	(15,126)	(157,741)
Non-PEO NEO [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(7,612)	(273,202)	0
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	0	0
Non-PEO NEO [Member] | Change in Actuarial Value of Pension Benefits During Year (Net of Service Costs) [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0	$ 0	$ 0